Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets	$ 4,526	$ 4,225
Non-current assets	21,921	22,425
Total assets	26,447	26,650
Current liabilities	5,546	5,380
Non-current liabilities	9,992	10,999
Total liabilities	15,538	16,379
Total net assets	10,909	10,271
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Current assets	1,603	1,424
Non-current assets	1,699	1,718
Total assets	3,302	3,142
Current liabilities	468	532
Non-current liabilities	774	737
Total liabilities	1,242	1,269
Total net assets	$ 2,060	$ 1,873